Right-of-Use Assets and Leases (Tables)	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets

Amounts recognized in the condensed consolidated balance sheets are as follows:

(i)
Right-of-use assets

	Land use rights	Office rental	Total
	RMB’000	RMB’000	RMB’000
Opening net book amount-as of January 1, 2023	21,542	2,795	24,337
Additions	-	2,127	2,127
Depreciation	(149)	(796)	(945)
Government repurchase (i)	(21,393)	-	(21,393)
Exchange difference	-	80	80
Closing net book amount-as of June 30, 2023	-	4,206	4,206

As of June 30, 2023
Cost	-	8,316	8,316
Accumulated depreciation	-	(4,110)	(4,110)
Net book value	-	4,206	4,206

(i)
In April 2023, the Jiangsu Taicang HIDC, and Connect SZ entered into an agreement for the Jiangsu Taicang HIDC to repurchase from Connect SZ the land use rights at the original purchase price of RMB 21.1 million (USD 2.9 million) (Note 16) and to terminate the Contract for Granting the Right to Use State-owned Construction Land and amend the relevant provisions of the Investment Agreement, both were previously entered into with the relevant government authorities in the PRC. In April 2023, the procedures related to the cancellation registration of the land use rights were completed. The Group reclassified the land use rights under right-of-use assets to other receivables and prepayments with the carrying amount of RMB 21.4 million (USD 2.9 million) and recorded the other loss of RMB 0.3 million (USD 0.04 million) (Note 8) in the six months ended June 30, 2023. In early September 2023, the Group received RMB 21.1 million (USD 2.9 million) from the Jiangsu Taicang HIDC.

(ii)
Lease liabilities

During the six months ended June 30, 2022, the Group commenced an office lease in San Diego, U.S. for facilities being used as the Group’s executive headquarters and office for U.S. based employees. During the six months ended June 30, 2023, the Group renewed an office lease in Taicang, Suzhou, PRC for facilities being used for the Group’s China -based employees.

Schedule of Amounts Recognized in Consolidated Balance Sheets as Lease Liability

Amounts recognized as liabilities in the interim condensed consolidated balance sheets were as follows:

	December 31,	June 30,
	2022	2023
	RMB’000	RMB’000
Non-current	1,704	2,331
Current	1,294	1,963
	2,998	4,294

Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Office Rental Depreciation

Amounts recognized in the interim condensed consolidated statements of loss in addition to office rental depreciation were as follows:

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Interest expense	58	72